Leases Supplemental Balance Sheet Information Related to Leases (Details) $ in Millions	Dec. 28, 2019 USD ($)
Operating Leases
Weighted average remaining lease term	6 years
Weighted average discount rate	4.00%
Finance Leases
Weighted average remaining lease term	9 years
Weighted average discount rate	3.40%
Other non-current assets
Operating Leases
Right-of-use assets	$ 542
Property, plant and equipment, net
Finance Leases
Right-of-use assets	185
Other current liabilities
Operating Leases
Lease liabilities (current)	147
Current portion of long-term debt
Finance Leases
Lease liabilities (current)	28
Other non-current liabilities
Operating Leases
Lease liabilities (non-current)	454
Long-term debt
Finance Leases
Lease liabilities (non-current)	$ 158